Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Interest Dividend and Fee Income [abstract]
FVTPL securities	$ 144	$ 268
FVOCI securities – realized gains	37	14
Impairment loss		(1)
Securities gains, other than trading	$ 181	$ 281